Derivative Financial Instruments (Details) - Schedule of derivative financial instruments at FVTPL - Interest rate swaps [Member] - Fair Value Through Profit or Loss [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments (Details) - Schedule of derivative financial instruments at FVTPL [Line Items]
Notional amount		$ 79,253,015
Fair value asset
Fair value liability		$ 1,518,249